Certain Risks and Concentration - Schedule of Customers Concentration Risks Percentage (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	12.00%	45.00%	36.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	0.00%	14.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	0.00%	17.00%	25.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	35.00%	12.00%	10.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	82.00%	81.00%
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	0.00%	0.00%	12.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	0.00%	61.00%	49.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	62.00%	28.00%	34.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	88.00%	71.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	0.00%	11.00%	17.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risks Percentage	12.00%	29.00%